UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.1%
Aerospace - 2.6%
Embraer S.A., ADR	51,010	$1,438,477
Honeywell International, Inc.	111,070	6,182,156
Lockheed Martin Corp.	29,630	2,453,364
Precision Castparts Corp.	27,500	4,570,775
Textron, Inc.	50,050	1,182,682
United Technologies Corp.	75,440	5,590,858

		$21,418,312
Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	41,800	$4,521,924
VF Corp.	18,180	2,564,107

		$7,086,031
Automotive - 1.1%
Delphi Automotive PLC (a)	224,160	$6,507,365
General Motors Co. (a)	128,220	2,846,484

		$9,353,849
Biotechnology - 1.6%
Amgen, Inc.	75,380	$5,240,418
Gilead Sciences, Inc. (a)	102,020	5,095,899
ViroPharma, Inc. (a)	155,030	3,122,304

		$13,458,621
Broadcasting - 2.1%
News Corp., “A”	403,290	$7,743,168
Walt Disney Co.	209,060	9,556,133

		$17,299,301
Brokerage & Asset Managers - 1.1%
BlackRock, Inc.	19,926	$3,403,361
CME Group, Inc.	10,010	2,578,276
Franklin Resources, Inc.	12,940	1,381,863
FXCM, Inc. “A”	108,480	1,115,174
GFI Group, Inc.	382,410	1,040,155

		$9,518,829
Business Services - 1.7%
Accenture PLC, “A”	56,350	$3,217,585
Automatic Data Processing, Inc.	75,940	3,960,271
FleetCor Technologies, Inc. (a)	135,580	5,138,482
Global Payments, Inc.	39,800	1,690,704

		$14,007,042
Cable TV - 1.2%
Comcast Corp., “Special A”	202,720	$5,822,118
Time Warner Cable, Inc.	61,190	4,613,726

		$10,435,844
Chemicals - 0.6%
Celanese Corp.	115,750	$4,608,008

Computer Software - 4.3%
Autodesk, Inc. (a)	113,260	$3,626,585

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Check Point Software Technologies Ltd. (a)	93,231	$4,777,156
Citrix Systems, Inc. (a)	87,880	6,422,270
Microsoft Corp.	83,160	2,427,440
Oracle Corp.	346,420	9,169,737
Red Hat, Inc. (a)	60,830	3,125,445
Salesforce.com, Inc. (a)	12,400	1,718,888
SolarWinds, Inc. (a)	96,180	4,410,815

		$35,678,336
Computer Software - Systems - 7.8%
Apple, Inc. (a)(s)	75,550	$43,647,502
EMC Corp. (a)	329,070	7,848,320
Hewlett-Packard Co.	283,430	6,428,192
International Business Machines Corp.	17,020	3,283,158
NICE Systems Ltd., ADR (a)	83,150	3,083,202
ServiceSource International, Inc. (a)	121,530	1,458,360

		$65,748,734
Construction - 0.4%
Mohawk Industries, Inc. (a)	13,930	$948,633
Stanley Black & Decker, Inc.	40,400	2,676,500

		$3,625,133
Consumer Products - 1.9%
Colgate-Palmolive Co.	85,830	$8,437,089
International Flavors & Fragrances, Inc.	62,450	3,520,931
Newell Rubbermaid, Inc.	197,620	3,636,208
Nu Skin Enterprises, Inc., “A”	13,720	588,314

		$16,182,542
Consumer Services - 0.4%
DeVry, Inc.	103,330	$2,824,009
HomeAway, Inc. (a)	23,900	561,650

		$3,385,659
Containers - 0.8%
Silgan Holdings, Inc.	162,310	$6,784,558

Electrical Equipment - 2.7%
AMETEK, Inc.	50,050	$2,538,036
Danaher Corp. (s)	338,990	17,617,310
Sensata Technologies Holding B.V. (a)	94,380	2,898,410

		$23,053,756
Electronics - 2.2%
Altera Corp.	167,300	$5,589,493
ASML Holding N.V.	77,920	3,569,515
KLA-Tencor Corp.	27,490	1,259,867
Linear Technology Corp.	86,040	2,496,881
Microchip Technology, Inc.	188,560	5,849,131

		$18,764,887
Energy - Independent - 3.1%
Cabot Oil & Gas Corp.	91,750	$2,985,545
Concho Resources, Inc. (a)	18,560	1,628,454
CONSOL Energy, Inc.	24,080	676,166
EOG Resources, Inc.	21,410	2,126,013
EQT Corp.	67,680	3,138,998

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Noble Energy, Inc.	56,610	$4,781,281
Occidental Petroleum Corp.	49,250	3,904,048
Peabody Energy Corp.	26,350	615,536
Pioneer Natural Resources Co.	44,900	4,341,830
SM Energy Co.	26,381	1,426,948
WPX Energy, Inc. (a)	37,030	543,230

		$26,168,049
Energy - Integrated - 5.0%
Chevron Corp.	50,520	$4,966,621
Exxon Mobil Corp. (s)	471,002	37,034,887

		$42,001,508
Engineering - Construction - 0.4%
Fluor Corp.	66,950	$3,138,616

Food & Beverages - 3.4%
Coca-Cola Enterprises, Inc.	84,180	$2,303,165
General Mills, Inc.	221,310	8,471,747
J.M. Smucker Co.	42,570	3,259,159
Kraft Foods, Inc., “A”	251,470	9,623,757
Mead Johnson Nutrition Co., “A”	55,830	4,507,714

		$28,165,542
Food & Drug Stores - 1.0%
CVS Caremark Corp.	145,140	$6,522,592
Kroger Co.	67,460	1,484,795

		$8,007,387
Gaming & Lodging - 0.6%
Las Vegas Sands Corp.	51,500	$2,378,270
Royal Caribbean Cruises Ltd.	101,330	2,386,322

		$4,764,592
General Merchandise - 2.1%
Kohl’s Corp.	70,320	$3,222,062
Target Corp.	254,960	14,764,734

		$17,986,796
Health Maintenance Organizations - 0.7%
Aetna, Inc.	139,370	$5,698,839
UnitedHealth Group, Inc.	8,090	451,179

		$6,150,018
Insurance - 3.5%
ACE Ltd.	173,950	$12,581,804
Aflac, Inc.	16,150	647,292
Aon PLC	85,420	3,972,030
Chubb Corp.	39,210	2,825,865
Everest Re Group Ltd.	52,720	5,383,766
MetLife, Inc.	72,260	2,110,715
Prudential Financial, Inc.	47,390	2,201,266

		$29,722,738
Internet - 2.3%
eBay, Inc. (a)	95,370	$3,737,550
Facebook, Inc., “A“ (a)	13,020	385,783
Google, Inc., “A” (a)	25,850	15,015,231

		$19,138,564

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.2%
Activision Blizzard, Inc.	80,870	$949,414
Brunswick Corp.	39,730	870,087

		$1,819,501
Machinery & Tools - 2.4%
Allison Transmission Holdings, Inc.	54,150	$1,000,151
Eaton Corp.	84,220	3,592,825
Gardner Denver, Inc.	31,460	1,701,357
Herman Miller, Inc.	110,050	2,033,724
Joy Global, Inc.	66,940	3,739,268
Kennametal, Inc.	79,720	2,771,067
Polypore International, Inc. (a)	45,920	1,698,581
Roper Industries, Inc.	35,900	3,633,798

		$20,170,771
Major Banks - 4.5%
Goldman Sachs Group, Inc.	65,120	$6,231,984
JPMorgan Chase & Co.	513,010	17,006,282
PNC Financial Services Group, Inc.	146,630	9,006,015
State Street Corp.	137,540	5,668,023

		$37,912,304
Medical & Health Technology & Services - 1.1%
AmerisourceBergen Corp.	69,740	$2,579,683
Express Scripts Holding Co. (a)	80,040	4,177,288
Henry Schein, Inc. (a)	18,500	1,374,735
Quest Diagnostics, Inc.	13,610	774,409

		$8,906,115
Medical Equipment - 2.3%
Cooper Cos., Inc.	53,020	$4,516,244
Covidien PLC	120,690	6,249,328
Sirona Dental Systems, Inc. (a)	22,500	962,550
St. Jude Medical, Inc.	125,560	4,824,015
Thermo Fisher Scientific, Inc.	52,940	2,672,411

		$19,224,548
Metals & Mining - 0.5%
Cliffs Natural Resources, Inc.	41,030	$1,960,413
Teck Resources Ltd., “B”	67,124	2,010,763

		$3,971,176
Natural Gas - Distribution - 0.5%
Spectra Energy Corp.	144,780	$4,156,634

Natural Gas - Pipeline - 0.1%
Kinder Morgan, Inc.	31,098	$1,063,235

Network & Telecom - 0.9%
Acme Packet, Inc. (a)	14,890	$340,683
F5 Networks, Inc. (a)	20,350	2,105,818
Finisar Corp. (a)	136,190	1,954,327
Fortinet, Inc. (a)	91,280	1,939,700
Juniper Networks, Inc. (a)	61,260	1,053,672

		$7,394,200
Oil Services - 1.7%
Cameron International Corp. (a)	90,260	$4,123,979

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Dresser-Rand Group, Inc. (a)	58,180	$2,552,938
FMC Technologies, Inc. (a)	40,540	1,631,330
Lufkin Industries, Inc.	11,620	667,801
Schlumberger Ltd.	64,060	4,051,795
Transocean, Inc.	26,890	1,097,919

		$14,125,762
Other Banks & Diversified Financials - 3.5%
American Express Co.	32,140	$1,794,376
CapitalSource, Inc.	343,330	2,173,279
CIT Group, Inc. (a)	175,060	5,985,301
EuroDekania Ltd. (a)(z)	580,280	1,115,318
Fifth Third Bancorp	387,740	5,176,329
First Republic Bank (a)	60,750	1,907,550
Visa, Inc., “A”	73,460	8,462,592
Western Union Co.	189,000	3,099,600

		$29,714,345
Pharmaceuticals - 4.7%
Abbott Laboratories	145,300	$8,978,087
Johnson & Johnson	105,980	6,616,331
Merck & Co., Inc.	228,980	8,605,068
Pfizer, Inc.	611,896	13,382,166
Teva Pharmaceutical Industries Ltd., ADR	48,310	1,893,269

		$39,474,921
Pollution Control - 0.2%
Waste Connections, Inc.	48,940	$1,514,693

Precious Metals & Minerals - 0.3%
Goldcorp, Inc.	67,190	$2,434,294

Printing & Publishing - 0.4%
Moody’s Corp.	86,500	$3,165,035

Railroad & Shipping - 0.8%
Union Pacific Corp.	59,840	$6,666,176

Real Estate - 3.3%
Atrium European Real Estate Ltd.	354,410	$1,588,559
BioMed Realty Trust, Inc., REIT	303,440	5,477,092
Mid-America Apartment Communities, Inc., REIT	102,940	6,937,127
Public Storage, Inc., REIT	48,850	6,520,010
Tanger Factory Outlet Centers, Inc., REIT	223,200	6,921,432

		$27,444,220
Restaurants - 0.9%
YUM! Brands, Inc.	111,370	$7,835,993

Specialty Chemicals - 1.1%
Airgas, Inc.	47,743	$4,144,570
Albemarle Corp.	42,390	2,573,073
Chemtura Corp. (a)	126,990	1,918,819
Ferro Corp. (a)	175,240	778,066

		$9,414,528

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 3.1%
American Eagle Outfitters, Inc.	187,190	$3,614,639
Children’s Place Retail Store, Inc. (a)	59,410	2,731,078
Gap, Inc.	102,080	2,705,120
PetSmart, Inc.	105,560	6,802,286
rue21, Inc. (a)	100,400	2,658,592
Sally Beauty Holdings, Inc. (a)	126,900	3,353,967
Urban Outfitters, Inc. (a)	157,240	4,398,003

		$26,263,685
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	53,440	$3,467,187
SBA Communications Corp. (a)	53,670	2,788,157

		$6,255,344
Telephone Services - 2.3%
AT&T, Inc.	281,980	$9,635,257
CenturyLink, Inc.	51,018	2,000,926
Verizon Communications, Inc.	174,820	7,279,505

		$18,915,688
Tobacco - 2.5%
Lorillard, Inc.	49,910	$6,168,876
Philip Morris International, Inc.	170,570	14,414,871

		$20,583,747
Trucking - 1.2%
Expeditors International of Washington, Inc.	137,990	$5,278,118
Swift Transportation Co. (a)	432,230	4,585,960

		$9,864,078
Utilities - Electric Power - 2.5%
AES Corp. (a)	208,130	$2,516,292
American Electric Power Co., Inc.	108,840	4,191,428
Calpine Corp. (a)	180,010	3,024,168
CMS Energy Corp.	167,627	3,905,709
Edison International	61,170	2,750,203
PG&E Corp.	64,510	2,819,087
Public Service Enterprise Group, Inc.	65,132	2,031,467

		$21,238,354
Total Common Stocks		$815,182,599

Convertible Preferred Stocks - 0.6%
Utilities - Electric Power - 0.6%
PPL Corp., 9.5%	45,860	$2,447,090
PPL Corp., 8.75%	42,560	2,230,144
Total Convertible Preferred Stocks		$4,677,234

	Strike Price	First Exercise

Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	02/15/12	47,040	$107,251

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)			17,110,940	$17,110,940
Total Investments				$837,078,024

Other Assets, Less Liabilities - 0.3%				2,395,387
Net Assets - 100.0%				$839,473,411

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At May 31, 2012, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$8,173,430	$1,115,318
% of Net assets			0.1%

At May 31, 2012, the fund had liquid securities with an aggregate value of $524,870 to cover any commitments for securities sold short and/or certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$798,056,526	$—	$—	$798,056,526
Israel	9,753,627	—	—	9,753,627
Canada	4,445,057	—	—	4,445,057
Netherlands	3,569,515	—	—	3,569,515
Austria	—	1,588,559	—	1,588,559
Brazil	1,438,482	—	—	1,438,482
United Kingdom	—	—	1,115,318	1,115,318
Mutual Funds	17,110,940	—	—	17,110,940
Total Investments	$834,374,147	$1,588,559	$1,115,318	$837,078,024

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/11	$1,439,082
Change in unrealized appreciation (depreciation)	(323,764)
Balance as of 5/31/12	$1,115,318

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2012 is $(323,764).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$792,900,259
Gross unrealized appreciation	$98,657,433
Gross unrealized depreciation	(54,479,668)
Net unrealized appreciation (depreciation)	$44,177,765

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,313,349	105,720,492	(96,922,901)	17,110,940

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,619	$17,110,940

MFS® Global Leaders Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.2%
Alcoholic Beverages - 12.4%
Anheuser-Busch InBev N.V.	992	$67,157
Diageo PLC	3,181	75,843
Heineken N.V.	1,353	64,786
Pernod Ricard S.A.	469	45,989
SABMiller PLC	1,280	47,400

		$301,175
Apparel Manufacturers - 10.0%
Compagnie Financiere Richemont S.A.	823	$47,107
Li & Fung Ltd.	32,000	58,710
LVMH Moet Hennessy Louis Vuitton S.A.	432	64,073
NIKE, Inc., “B”	679	73,454

		$243,344
Broadcasting - 12.1%
Nippon Television Network Corp.	440	$63,424
Publicis Groupe S.A.	1,450	67,792
Viacom, Inc., “B”	1,843	87,966
Walt Disney Co.	1,637	74,827

		$294,009
Business Services - 1.8%
Accenture PLC, “A”	785	$44,824

Chemicals - 2.8%
3M Co.	814	$68,710

Computer Software - 2.9%
Dassault Systems S.A.	783	$71,471

Computer Software - Systems - 3.0%
Apple, Inc. (a)	126	$72,794

Consumer Products - 4.3%
Procter & Gamble Co.	979	$60,982
Reckitt Benckiser Group PLC	803	42,622

		$103,604
Electrical Equipment - 2.6%
Schneider Electric S.A.	1,194	$64,020

Food & Beverages - 15.7%
Groupe Danone	1,341	$86,041
Nestle S.A.	1,501	85,257
Tingyi (Cayman Islands) Holding Corp.	26,000	61,704
Unilever N.V.	1,956	61,692
Want Want China Holdings Ltd.	76,000	87,050

		$381,744
Food & Drug Stores - 3.2%
Lawson, Inc.	1,100	$77,067

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 2.4%
InterContinental Hotels Group PLC	2,482	$58,440

General Merchandise - 3.8%
Target Corp.	1,610	$93,235

Machinery & Tools - 1.7%
Schindler Holding AG	378	$42,106

Other Banks & Diversified Financials - 4.5%
Julius Baer Group Ltd.	1,895	$59,915
Visa, Inc., “A”	440	50,688

		$110,603
Restaurants - 3.1%
YUM! Brands, Inc.	1,090	$76,692

Specialty Stores - 6.4%
Gap, Inc.	1,730	$45,845
Industria de Diseno Textil S.A.	463	38,382
Urban Outfitters, Inc. (a)	2,522	70,540

		$154,767
Tobacco - 2.5%
Imperial Tobacco Group PLC	615	$22,198
Japan Tobacco, Inc.	7	39,041

		$61,239
Total Common Stocks		$2,319,844

Money Market Funds - 5.1%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	123,596	$123,596
Total Investments		$2,443,440

Other Assets, Less Liabilities - (0.3)%		(6,601)
Net Assets - 100.0%		$2,436,839

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted

3

Supplemental Information (unaudited) – continued

prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$820,558	$—	$—	$820,558
France	86,041	313,345	—	399,386
United Kingdom	140,663	105,840	—	246,503
Switzerland	42,106	192,280	—	234,386
Japan	116,105	63,424	—	179,529
China	148,754	—	—	148,754
Netherlands	—	126,479	—	126,479
Belgium	67,157	—	—	67,157
Hong Kong	58,710	—	—	58,710
Other Countries	—	38,382	—	38,382
Mutual Funds	123,596	—	—	123,596
Total Investments	$1,603,690	$839,750	$—	$2,443,440

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,259,287
Gross unrealized appreciation	$221,604
Gross unrealized depreciation	(37,451)
Net unrealized appreciation (depreciation)	$184,153

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,314,230	(2,190,634)	123,596

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$44	$123,596

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2012, are as follows:

United States	38.5%
France	16.4%
United Kingdom	10.1%
Switzerland	9.6%
Japan	7.4%
China	6.1%
Netherlands	5.2%
Belgium	2.7%
Hong Kong	2.4%
Other Countries	1.6%

4

MFS® Cash Reserve Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 18.7%
Major Banks - 11.6%
Bank of Montreal/Chicago Branch, 0.16%, due 6/01/12	$9,267,000	$9,267,000
Bank of Montreal/Chicago Branch, 0.2%, due 8/29/12	8,390,000	8,390,000
Bank of Nova Scotia/Houston Branch, 0.14%, due 7/03/12	4,315,000	4,315,000
Bank of Nova Scotia/Houston Branch, 0.18%, due 7/09/12	7,587,000	7,587,000
Chase Bank USA N.A., 0.18%, due 7/23/12	13,301,000	13,301,000
Toronto Dominion Holdings (USA), Inc., 0.14%, due 7/06/12	4,660,000	4,660,000
Toronto Dominion Holdings (USA), Inc., 0.17%, due 7/12/12	2,900,000	2,900,000

		$50,420,000
Other Banks & Diversified Financials - 7.1%
Branch Banking & Trust Co., 0.27%, due 8/28/12	$13,300,000	$13,300,000
Mizuho Corp. Bank (USA)/New York Branch, 0.17%, due 6/01/12	17,710,000	17,710,000

		$31,010,000
Total Certificates of Deposit, at Cost and Value		$81,430,000

Commercial Paper (y) - 43.8%
Automotive - 7.1%
American Honda Finance Corp., 0.14%, due 6/19/12 (t)	$11,508,000	$11,507,194
American Honda Finance Corp., 0.15%, due 7/18/12	6,117,000	6,115,804
Toyota Motor Credit Corp., 0.21%, due 8/22/12	13,332,000	13,325,623

		$30,948,621
Conglomerates - 2.1%
Siemens Capital Corp., 0.13%, due 6/01/12 (t)	$8,995,000	$8,995,000

Electronics - 2.0%
Emerson Electric Co., 0.15%, due 6/21/12 (t)	$8,500,000	$8,499,292

Financial Institutions - 2.0%
General Electric Capital Corp., 0.11%, due 6/04/12	$8,679,000	$8,678,920

Food & Beverages - 5.8%
Coca-Cola Co., 0.14%, due 6/20/12 (t)	$5,483,000	$5,482,595
Coca-Cola Co., 0.21%, due 9/04/12 (t)	7,820,000	7,815,666
Pepsico, Inc., 0.12%, due 8/20/12 (t)	11,870,000	11,866,835

		$25,165,096
Machinery & Tools - 1.4%
Deere and Co., 0.15%, due 6/28/12 (t)	$6,312,000	$6,311,290

Major Banks - 5.9%
Bank Of Nova Scotia, 0.145%, due 6/18/12	$5,760,000	$5,759,606
HSBC USA, Inc., 0.25%, due 6/26/12	17,750,000	17,746,918
JPMorgan Chase & Co., 0.2%, due 8/23/12	2,243,000	2,241,966

		$25,748,490
Pharmaceuticals - 13.9%
Abbott Laboratories, 0.11%, due 6/06/12 (t)	$1,141,000	$1,140,983
Abbott Laboratories, 0.13%, due 7/10/12 (t)	6,349,000	6,348,106
Abbott Laboratories, 0.14%, due 6/26/12 (t)	5,800,000	5,799,436
Merck & Co., Inc., 0.12%, due 6/25/12 (t)	7,301,000	7,300,416
Merck & Co., Inc., 0.13%, due 6/04/12 (t)	1,922,000	1,921,979

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Pharmaceuticals - continued
Merck & Co., Inc., 0.14%, due 6/18/12 (t)	$4,102,000	$4,101,729
Novartis Finance Corp., 0.12%, due 6/04/12 (t)	1,029,000	1,028,990
Novartis Finance Corp., 0.13%, due 6/01/12 (t)	15,485,300	15,485,300
Sanofi, 0.15%, due 6/18/12 (t)	2,021,000	2,020,857
Sanofi, 0.15%, due 6/20/12 (t)	10,542,000	10,541,165
Sanofi, 0.17%, due 6/25/12 (t)	5,113,000	5,112,421

		$60,801,382
Retailers - 1.0%
Wal-Mart Stores, Inc., 0.1%, due 6/18/12 (t)	$4,338,000	$4,337,795

Tobacco - 2.6%
Philip Morris International, Inc., 0.14%, due 6/06/12 (t)	$11,466,000	$11,465,777
Total Commercial Paper, at Amortized Cost and Value		$190,951,663

U.S. Government Agencies and Equivalents (y) - 33.5%
Fannie Mae, 0.08%, due 7/02/12	$6,471,000	$6,470,554
Fannie Mae, 0.12%, due 7/02/12	7,000,000	6,999,277
Fannie Mae, 0.14%, due 8/01/12	4,233,000	4,231,996
Federal Farm Credit Bank, 0.11%, due 8/15/12	900,000	899,794
Federal Home Loan Bank, 0.1%, due 6/15/12	12,695,000	12,694,506
Federal Home Loan Bank, 0.105%, due 6/15/12	13,680,000	13,679,441
Federal Home Loan Bank, 0.095%, due 7/27/12	5,337,000	5,336,211
Federal Home Loan Bank, 0.11%, due 8/24/12	17,675,000	17,670,463
Federal Home Loan Bank, 0.14%, due 11/02/12	17,700,000	17,689,400
Federal Home Loan Bank, 0.11%, due 8/10/12	4,000,000	3,999,144
Federal Home Loan Bank, 0.13%, due 8/01/12	7,230,000	7,228,407
Federal Home Loan Bank, 0.12%, due 7/13/12	4,218,000	4,217,409
Freddie Mac, 0.1%, due 8/15/12	14,735,000	14,731,930
Freddie Mac, 0.155%, due 9/24/12	13,660,000	13,653,236
Tennessee Valley Authority, 0.09%, due 6/21/12	16,434,000	16,433,178
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$145,934,946

Floating Rate Demand Notes - 3.7%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.15%, due 6/01/12	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.15%, due 6/01/12	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.15%, due 6/01/12	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements - 1.7%
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.18%, dated 5/31/12, due 6/01/12, total to be received $7,410,037 (secured by U.S. Treasury and Federal Agency obligations valued at $7,558,201 in a jointly traded account), at Cost	$7,410,000	$7,410,000
Total Investments, at Amortized Cost and Value		$442,026,609

Other Assets, Less Liabilities - (1.4)%		(6,148,582)
Net Assets - 100.0%		$435,878,027

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $442,026,609

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$442,026,609	$—	$442,026,609

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® New Discovery Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.9%
Aerospace - 0.4%
Kaman Corp.	165,901	$4,852,604

Airlines - 3.5%
Allegiant Travel Co. (a)	147,407	$9,559,344
Spirit Airlines, Inc. (a)	509,559	10,502,011
U.S. Airways Group, Inc. (a)	559,620	7,398,176
United Continental Holdings, Inc. (a)	503,260	12,667,054

		$40,126,585
Automotive - 0.5%
Delphi Automotive PLC (a)	199,600	$5,794,388

Biotechnology - 1.5%
Anacor Pharmaceuticals, Inc. (a)	678,989	$3,394,945
NewLink Genetics Corp. (a)	73,990	944,112
SEQUENOM, Inc. (a)	1,384,950	5,304,359
ViroPharma, Inc. (a)	346,370	6,975,892

		$16,619,308
Business Services - 3.6%
Calix, Inc. (a)	1,240,234	$9,959,079
Constant Contact, Inc. (a)	376,255	7,619,164
FleetCor Technologies, Inc. (a)	378,160	14,332,264
Jones Lang LaSalle, Inc.	120,973	8,770,543

		$40,681,050
Computer Software - 5.2%
Check Point Software Technologies Ltd. (a)	245,760	$12,592,742
NetSuite, Inc. (a)	171,019	8,024,211
Nuance Communications, Inc. (a)	680,937	14,088,587
Red Hat, Inc. (a)	154,688	7,947,869
SolarWinds, Inc. (a)	368,631	16,905,418

		$59,558,827
Computer Software - Systems - 8.4%
Aruba Networks, Inc. (a)	679,499	$8,928,617
ExactTarget, Inc. (a)	98,940	1,960,001
Fusion-io, Inc. (a)	289,661	6,048,122
Guidewire Software, Inc. (a)	358,510	9,288,994
National Instruments Corp.	464,190	12,087,508
PROS Holdings, Inc. (a)	410,730	6,173,272
Qlik Technologies, Inc. (a)	369,395	8,396,348
SciQuest, Inc. (a)	935,884	14,730,814
ServiceSource International, Inc. (a)	771,189	9,254,268
Tangoe, Inc. (a)	370,371	7,151,864
Vantiv, Inc. (a)	550,050	12,200,109

		$96,219,917
Construction - 4.8%
Beacon Roofing Supply, Inc. (a)	371,638	$9,235,204
Eagle Materials, Inc.	459,489	14,749,597
NVR, Inc. (a)	17,619	14,179,771
Pulte Homes, Inc. (a)	1,818,776	17,023,743

		$55,188,315

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 0.5%
L’Occitane International S.A.	2,282,750	$5,570,445

Consumer Services - 2.0%
HomeAway, Inc. (a)	794,520	$18,671,220
MakeMyTrip Ltd. (a)	316,363	4,191,810

		$22,863,030
Electrical Equipment - 1.6%
MSC Industrial Direct Co., Inc., “A”	108,778	$7,800,470
Sensata Technologies Holding B.V. (a)	333,627	10,245,685

		$18,046,155
Electronics - 6.2%
CEVA, Inc. (a)	708,518	$12,314,043
Entegris, Inc. (a)	767,264	5,915,605
Monolithic Power Systems, Inc. (a)	711,082	13,361,231
Stratasys, Inc. (a)	178,764	8,494,865
Ultratech, Inc. (a)	373,183	11,314,909
Universal Display Corp. (a)	75,497	2,125,241
Veeco Instruments, Inc. (a)	495,857	17,196,321

		$70,722,215
Energy - Independent - 8.2%
Approach Resources, Inc. (a)	302,820	$8,488,045
Cabot Oil & Gas Corp.	1,011,974	32,929,634
Celtic Exploration Ltd. (a)	504,472	6,056,497
Cloud Peak Energy, Inc. (a)	374,460	5,796,641
Midstates Petroleum Co., Inc. (a)	460,490	6,603,427
Pinecrest Energy, Inc. (a)	3,395,501	6,575,013
Range Resources Corp.	466,384	26,789,097

		$93,238,354
Entertainment - 1.3%
Six Flags Entertainment Corp.	315,910	$14,414,973

Food & Beverages - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	454,855	$10,734,578

Gaming & Lodging - 0.2%
Morgans Hotel Group Co. (a)	621,155	$2,788,986

Internet - 1.2%
LogMeIn, Inc. (a)	133,023	$4,263,387
Millennial Media, Inc. (a)	493,000	6,793,540
Zynga, Inc. (a)(l)	348,200	2,179,732

		$13,236,659
Machinery & Tools - 8.1%
Allison Transmission Holdings, Inc.	756,020	$13,963,689
Douglas Dynamics, Inc.	216,146	2,762,346
Gardner Denver, Inc.	147,130	7,956,790
Herman Miller, Inc.	606,485	11,207,843
IPG Photonics Corp. (a)	205,192	8,782,218
Joy Global, Inc.	127,306	7,111,313
Kennametal, Inc.	166,200	5,777,112
Polypore International, Inc. (a)(l)	296,783	10,978,003
United Rentals, Inc. (a)	405,742	14,018,386
WABCO Holdings, Inc. (a)	183,597	9,502,981

		$92,060,681

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 7.4%
Advisory Board Co. (a)	124,648	$12,074,652
Air Methods Corp. (a)	121,005	11,029,606
Brookdale Senior Living, Inc. (a)	1,119,110	18,454,124
Cerner Corp. (a)	221,288	17,251,612
Healthcare Services Group, Inc.	710,103	13,882,514
HealthStream, Inc. (a)	124,630	2,632,186
HMS Holdings Corp. (a)	351,630	9,420,168

		$84,744,862
Medical Equipment - 15.0%
ABIOMED, Inc. (a)	123,370	$2,508,112
Align Technology, Inc. (a)	369,054	11,525,556
Cepheid, Inc. (a)	234,080	8,855,246
Conceptus, Inc. (a)	1,362,775	22,949,131
DexCom, Inc. (a)	819,388	8,808,421
Edwards Lifesciences Corp. (a)	129,230	11,032,365
Endologix, Inc. (a)	1,207,294	16,407,125
Essilor International S.A. (l)	109,121	9,346,517
Heartware International, Inc. (a)	63,781	5,189,860
Masimo Corp. (a)	556,402	10,465,922
NxStage Medical, Inc. (a)	807,804	12,270,543
Sirona Dental Systems, Inc. (a)	186,310	7,970,342
Sonova Holding AG	78,651	7,378,063
Thoratec Corp. (a)	153,223	4,648,786
Uroplasty, Inc. (a)(h)	1,205,913	5,595,436
Vocera Communications, Inc. (a)	459,500	11,096,925
Volcano Corp. (a)	523,642	14,970,925

		$171,019,275
Metals & Mining - 0.9%
Globe Specialty Metals, Inc.	875,598	$10,262,009

Network & Telecom - 1.8%
F5 Networks, Inc. (a)	72,615	$7,514,200
Fortinet, Inc. (a)	596,900	12,684,125

		$20,198,325
Oil Services - 3.1%
Atwood Oceanics, Inc. (a)	287,199	$10,973,874
Dresser-Rand Group, Inc. (a)	248,814	10,917,958
Helmerich & Payne, Inc.	134,450	6,090,585
Lufkin Industries, Inc.	138,370	7,952,124

		$35,934,541
Other Banks & Diversified Financials - 1.8%
Air Lease Corp. (a)	406,536	$8,508,798
First Republic Bank (a)	388,050	12,184,770

		$20,693,568
Pharmaceuticals - 0.9%
Perrigo Co.	99,570	$10,344,327

Precious Metals & Minerals - 0.3%
Colossus Minerals, Inc. (a)	819,215	$3,370,929

Railroad & Shipping - 0.8%
Diana Shipping, Inc. (a)	1,159,628	$8,929,136

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 2.2%
Arcos Dorados Holdings, Inc.	1,095,948	$14,817,217
Dunkin Brands Group, Inc.	310,475	10,081,123

		$24,898,340
Specialty Chemicals - 0.1%
Ecosynthetix, Inc. (a)(z)	344,420	$1,373,878

Specialty Stores - 4.4%
Citi Trends, Inc. (a)(h)	1,018,973	$14,082,207
Ethan Allen Interiors, Inc.	402,844	9,068,018
Francesca’s Holdings Corp. (a)	265,720	6,233,791
Monro Muffler Brake, Inc.	272,233	9,198,753
Urban Outfitters, Inc. (a)	399,188	11,165,288

		$49,748,057
Trucking - 3.1%
Atlas Air Worldwide Holdings, Inc. (a)	250,523	$11,378,755
Landstar System, Inc.	118,101	6,223,923
Swift Transportation Co. (a)	1,672,560	17,745,862

		$35,348,540
Total Common Stocks		$1,139,582,857

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	9,049,248	$9,049,248

Collateral for Securities Loaned - 1.0%
Navigator Securities Lending Prime Portfolio, 0.28%, at Net Asset Value (j)	11,479,186	$11,479,186
Total Investments		$1,160,111,291

Other Assets, Less Liabilities - (1.7)%		(19,336,783)
Net Assets - 100.0%		$1,140,774,508

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ecosynthetix, Inc.	7/28/11	$3,257,611	$1,373,878
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,059,380,611	$—	$—	$1,059,380,611
Canada	16,002,438	1,373,878	—	17,376,316
Virgin Islands	14,817,217	—	—	14,817,217
Israel	12,592,742	—	—	12,592,742
France	—	9,346,517	—	9,346,517
Greece	8,929,136	—	—	8,929,136
Switzerland	—	7,378,063	—	7,378,063
Luxembourg	5,570,445	—	—	5,570,445
India	4,191,810	—	—	4,191,810
Mutual Funds	20,528,434	—	—	20,528,434
Total Investments	$1,142,012,833	$18,098,458	$—	$1,160,111,291

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,570,445 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,159,499,678
Gross unrealized appreciation	$120,885,890
Gross unrealized depreciation	(120,274,277)
Net unrealized appreciation (depreciation)	$611,613

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,947,281	278,260,794	(278,158,827)	9,049,248

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,657	$9,049,248

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,114,620	28,200	(123,847)	1,018,973
Uroplasty, Inc.	1,342,802	65,390	(202,279)	1,205,913

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(3,032,270)	$—	$—	$14,082,207
Uroplasty, Inc.	(763,575)	—	—	5,595,436

6

MFS® Research International Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%
Aerospace - 1.2%
Rolls-Royce Holdings PLC, IPS (a)	343,807,714	$529,876
Rolls-Royce Holdings PLC	4,007,051	50,975,870

		$51,505,746
Alcoholic Beverages - 1.6%
Heineken N.V.	1,478,832	$70,811,424

Apparel Manufacturers - 1.8%
Li & Fung Ltd.	18,970,000	$34,803,976
LVMH Moet Hennessy Louis Vuitton S.A.	282,645	41,921,226

		$76,725,202
Automotive - 3.9%
Bayerische Motoren Werke AG	720,300	$54,568,230
DENSO Corp.	1,284,100	38,557,922
GKN PLC	7,525,601	21,293,376
Honda Motor Co. Ltd.	1,681,300	53,458,996

		$167,878,524
Broadcasting - 1.7%
Nippon Television Network Corp.	230,800	$33,269,010
Publicis Groupe S.A. (l)	843,290	39,426,684

		$72,695,694
Business Services - 2.7%
Amadeus IT Holding S.A.	1,009,940	$18,568,982
Cognizant Technology Solutions Corp., “A” (a)	366,530	21,350,373
Compass Group PLC	1,937,904	18,995,399
Mitsubishi Corp.	1,764,300	34,339,402
Nomura Research, Inc.	1,088,500	23,425,356

		$116,679,512
Chemicals - 0.6%
Nufarm Ltd.	5,048,560	$24,343,113

Computer Software - 0.7%
Dassault Systems S.A.	339,086	$30,951,144

Computer Software - Systems - 1.3%
Canon, Inc.	1,403,000	$55,915,687

Conglomerates - 0.5%
Hutchison Whampoa Ltd.	2,689,000	$22,082,831

Consumer Products - 1.4%
Kimberly-Clark de Mexico S.A. de C.V., “A”	4,161,601	$7,247,175
Reckitt Benckiser Group PLC	992,803	52,696,923

		$59,944,098
Electrical Equipment - 2.9%
Legrand S.A. (l)	422,404	$12,745,647
Schneider Electric S.A.	868,173	46,549,705
Siemens AG	783,797	64,585,272

		$123,880,624

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 1.6%
ASML Holding N.V.	425,448	$19,569,106
Samsung Electronics Co. Ltd.	9,319	9,547,032
Taiwan Semiconductor Manufacturing Co. Ltd.	14,637,326	41,732,660

		$70,848,798
Energy - Independent - 2.5%
Bankers Petroleum Ltd. (a)	697,188	$1,390,528
Cairn Energy PLC	2,224,369	9,823,103
Cenovus Energy, Inc.	488,280	15,388,018
CNOOC Ltd.	7,658,000	13,815,977
INPEX Corp.	8,243	47,387,207
Reliance Industries Ltd.	1,717,903	21,520,785

		$109,325,618
Energy - Integrated - 5.6%
BG Group PLC	1,887,284	$36,327,802
BP PLC	12,497,487	75,964,755
Royal Dutch Shell PLC, “A”	4,229,349	131,575,080

		$243,867,637
Engineering - Construction - 2.0%
JGC Corp.	2,177,000	$59,648,406
Keppel Corp. Ltd.	3,425,400	26,442,211
Outotec Oyj	35,674	1,413,043

		$87,503,660
Food & Beverages - 5.1%
Groupe Danone	1,426,756	$91,543,535
M. Dias Branco S.A. Industria e Comercio de Alimentos	92,000	2,543,075
Nestle S.A.	2,199,745	124,946,449

		$219,033,059
Food & Drug Stores - 1.2%
Lawson, Inc.	721,600	$50,556,202

Gaming & Lodging - 0.9%
Sands China Ltd.	11,852,400	$40,368,269

Insurance - 4.2%
AIA Group Ltd.	14,592,000	$47,484,690
Hiscox Ltd.	3,113,061	19,064,372
ING Groep N.V. (a)	7,050,933	41,220,539
Sony Financial Holdings, Inc.	1,359,800	19,388,306
Swiss Re Ltd.	972,449	56,063,359

		$183,221,266
Internet - 0.5%
Yahoo Japan Corp.	70,410	$20,495,815

Machinery & Tools - 2.7%
Glory Ltd.	1,655,600	$31,681,722
Joy Global, Inc.	488,590	27,292,637
Schindler Holding AG	446,801	49,567,186
Sinotruk Hong Kong Ltd.	15,466,500	8,554,531

		$117,096,076
Major Banks - 8.8%
Banco Santander S.A.	4,220,484	$22,414,018

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Barclays PLC	22,902,814	$62,966,228
BNP Paribas (l)	1,283,348	40,935,674
BOC Hong Kong Holdings Ltd.	10,415,000	28,700,946
HSBC Holdings PLC	4,711,371	37,211,252
Mitsubishi UFJ Financial Group, Inc.	6,774,100	29,168,235
Standard Chartered PLC	3,746,221	75,974,282
Sumitomo Mitsui Financial Group, Inc.	2,874,700	83,470,982

		$380,841,617
Medical & Health Technology & Services - 1.6%
Diagnosticos da America S.A.	3,232,100	$22,676,062
Miraca Holdings, Inc.	1,170,000	44,540,775

		$67,216,837
Medical Equipment - 0.4%
Sonova Holding AG	197,785	$18,553,740

Metals & Mining - 3.4%
Iluka Resources Ltd.	3,981,374	$51,599,901
Rio Tinto Ltd.	1,980,074	85,388,684
Sumitomo Metal Industries Ltd.	5,896,000	9,488,397

		$146,476,982
Natural Gas - Distribution - 1.1%
China Resources Gas Group Ltd.	2,566,000	$4,886,328
Tokyo Gas Co. Ltd.	9,011,000	42,686,855

		$47,573,183
Network & Telecom - 1.0%
Ericsson, Inc., “B”	5,257,932	$44,589,173

Oil Services - 0.6%
AMEC PLC	1,054,913	$15,833,099
Technip	100,378	9,208,438

		$25,041,537
Other Banks & Diversified Financials - 7.1%
Aeon Credit Service Co. Ltd.	1,347,100	$21,741,268
Bank Rakyat Indonesia	20,064,000	12,039,352
China Construction Bank	27,551,450	19,055,485
DBS Group Holdings Ltd.	3,372,000	34,493,548
HDFC Bank Ltd., ADR	566,810	15,848,008
ICICI Bank Ltd.	905,825	12,588,644
Itau Unibanco Holding S.A., ADR	2,477,860	35,854,634
Julius Baer Group Ltd.	802,487	25,372,584
Komercni Banka A.S.	159,488	23,773,732
PT Bank Mandiri Tbk.	19,873,500	14,563,939
Siam Commercial Bank Co. Ltd.	3,723,900	16,445,323
Westpac Banking Corp.	3,799,485	75,229,047

		$307,005,564
Pharmaceuticals - 7.7%
Bayer AG	1,504,355	$95,262,517
Novartis AG	1,661,730	86,561,320
Roche Holding AG	613,682	96,230,120
Santen Pharmaceutical Co. Ltd.	1,567,900	56,805,361

		$334,859,318

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Precious Metals & Minerals - 0.5%
Newcrest Mining Ltd.	872,907	$21,189,437

Printing & Publishing - 0.7%
Pearson PLC	1,731,310	$30,355,538

Railroad & Shipping - 0.6%
East Japan Railway Co.	463,100	$27,497,934

Real Estate - 1.1%
GSW Immobilien AG (a)	521,473	$18,199,526
Hang Lung Properties Ltd.	9,468,000	30,045,364

		$48,244,890
Restaurants - 0.7%
Whitbread PLC	994,365	$28,669,478

Specialty Chemicals - 4.1%
Akzo Nobel N.V.	1,340,515	$61,626,206
Chugoku Marine Paints Ltd.	1,795,000	8,381,843
Linde AG	500,487	76,913,557
Nippon Paint Co. Ltd.	1,956,000	14,103,369
Symrise AG	614,436	17,257,731

		$178,282,706
Specialty Stores - 0.8%
Industria de Diseno Textil S.A.	427,064	$35,402,723

Telecommunications - Wireless - 4.4%
KDDI Corp.	11,294	$69,625,587
TIM Participacoes S.A., ADR	767,701	18,770,289
Vodafone Group PLC	37,775,806	101,187,950

		$189,583,826
Telephone Services - 1.4%
China Unicom (Hong Kong) Ltd.	21,744,000	$29,864,014
Telecom Italia S.p.A. (l)	10,598,405	8,747,543
Telecom Italia S.p.A.	29,683,860	20,167,696

		$58,779,253
Tobacco - 1.4%
Japan Tobacco, Inc.	11,004	$61,367,381

Trucking - 1.3%
Yamato Holdings Co. Ltd.	3,633,600	$56,344,086

Utilities - Electric Power - 2.6%
CEZ A.S.	932,189	$32,945,718
Energias do Brasil S.A.	2,218,400	14,189,137
Fortum Corp. (l)	1,536,616	27,981,422
SUEZ Environnement (l)	1,326,670	14,489,623
Tractebel Energia S.A.	1,302,160	21,596,674

		$111,202,574
Total Common Stocks		$4,234,807,776

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	28,180,917	$28,180,917

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 1.5%
Navigator Securities Lending Prime Portfolio, 0.28%, at Net Asset Value (j)	63,333,691	$63,333,691
Total Investments		$4,326,322,384

Other Assets, Less Liabilities - (0.0)%		(1,941,267)
Net Assets - 100.0%		$4,324,381,117

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$203,328,129	$790,017,974	$—	$993,346,103
United Kingdom	71,692,322	783,140,749	—	854,833,071
Switzerland	56,063,359	401,231,398	—	457,294,757
France	91,543,535	236,228,140	—	327,771,675
Germany	35,457,257	291,329,576	—	326,786,833
Hong Kong	34,803,976	168,682,100	—	203,486,076
Netherlands	—	193,227,276	—	193,227,276
Australia	45,532,550	126,828,948	—	172,361,498
Brazil	115,629,870	—	—	115,629,870
Other Countries	252,880,752	337,189,865	—	590,070,617
Mutual Funds	91,514,608	—	—	91,514,608
Total Investments	$998,446,358	$3,327,876,026	$—	$4,326,322,384

6

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,909,102,104 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $263,019,875 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,631,817,462
Gross unrealized appreciation	$320,444,796
Gross unrealized depreciation	(625,939,874)
Net unrealized appreciation (depreciation)	$(305,495,078)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,126,896	835,185,394	(850,131,373)	28,180,917

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,903	$28,180,917

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2012, are as follows:

Japan	23.0%
United Kingdom	19.8%
Switzerland	10.6%
France	7.6%
Germany	7.6%
Hong Kong	4.7%
Netherlands	4.5%
Australia	4.0%
United States	3.0%
Other Countries	15.2%

7

MFS® Technology Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Broadcasting - 1.4%
Viacom, Inc., “B”	63,060	$3,009,853

Business Services - 4.6%
Accenture PLC, “A”	48,010	$2,741,370
Cognizant Technology Solutions Corp., “A” (a)	46,780	2,724,934
FleetCor Technologies, Inc. (a)	104,430	3,957,896
MSCI, Inc., “A” (a)	6,220	210,297

		$9,634,497
Computer Software - 20.2%
Autodesk, Inc. (a)	103,080	$3,300,622
BMC Software, Inc. (a)	29,500	1,248,440
Check Point Software Technologies Ltd. (a)	24,480	1,254,355
Citrix Systems, Inc. (a)	41,810	3,055,475
Microsoft Corp.	176,550	5,153,495
NetSuite, Inc. (a)	13,460	631,543
Nuance Communications, Inc. (a)	59,370	1,228,365
Oracle Corp. (s)	514,130	13,609,021
Parametric Technology Corp. (a)	102,200	2,064,440
Red Hat, Inc. (a)	59,855	3,075,350
Salesforce.com, Inc. (a)	21,952	3,042,986
Symantec Corp. (a)	148,160	2,198,694
TIBCO Software, Inc. (a)	35,150	940,263
VeriSign, Inc. (a)	34,720	1,327,346

		$42,130,395
Computer Software - Systems - 27.1%
Active Network, Inc. (a)	71,640	$1,005,826
Apple, Inc. (a)(s)	52,870	30,544,585
EMC Corp. (a)	300,730	7,172,411
Fusion-io, Inc. (a)	37,960	792,605
Guidewire Software, Inc. (a)	40,050	1,037,696
Hewlett-Packard Co.	342,850	7,775,838
International Business Machines Corp.	21,360	4,120,344
NetApp, Inc. (a)	44,980	1,338,605
Quantum Corp. (a)	211,480	412,386
ServiceSource International, Inc. (a)	42,660	511,920
Tangoe, Inc. (a)	54,520	1,052,781
Verifone Systems, Inc. (a)	25,180	909,250

		$56,674,247
Consumer Services - 2.1%
HomeAway, Inc. (a)	41,870	$983,945
Priceline.com, Inc. (a)	5,540	3,465,215

		$4,449,160
Electrical Equipment - 0.4%
Amphenol Corp., “A”	14,440	$768,064

Electronics - 12.7%
Aeroflex Holding Corp. (a)	183,460	$1,186,986
Altera Corp.	75,700	2,529,137
ASML Holding N.V.	15,866	726,821

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Atmel Corp. (a)	285,460	$1,998,220
Broadcom Corp., “A”	37,730	1,220,566
Corning, Inc.	244,100	3,170,859
International Rectifier Corp. (a)	99,830	1,880,797
JDS Uniphase Corp. (a)	481,910	4,891,387
Linear Technology Corp.	54,440	1,579,849
Microchip Technology, Inc.	182,760	5,669,215
SanDisk Corp. (a)	24,180	790,686
Vishay Intertechnology, Inc. (a)	84,377	896,084

		$26,540,607
Internet - 11.7%
eBay, Inc. (a)	116,390	$4,561,324
Google, Inc., “A” (a)(s)	31,985	18,578,807
Yahoo!, Inc. (a)	87,100	1,327,404

		$24,467,535
Leisure & Toys - 0.1%
Take-Two Interactive Software, Inc. (a)	16,970	$195,494

Network & Telecom - 8.7%
F5 Networks, Inc. (a)	4,660	$482,217
Finisar Corp. (a)	210,350	3,018,523
Fortinet, Inc. (a)	65,100	1,383,375
Juniper Networks, Inc. (a)	179,810	3,092,732
Qualcomm, Inc.	153,090	8,773,588
Radware Ltd. (a)	16,070	616,124
Riverbed Technology, Inc. (a)	50,260	824,264

		$18,190,823
Other Banks & Diversified Financials - 5.7%
MasterCard, Inc., “A”	14,550	$5,914,721
Visa, Inc., “A”	52,630	6,062,976

		$11,977,697
Specialty Stores - 3.0%
Amazon.com, Inc. (a)	28,910	$6,155,228

Telecommunications - Wireless - 0.9%
SBA Communications Corp. (a)	35,010	$1,818,770

Telephone Services - 0.3%
Cogent Communications Group, Inc. (a)	37,050	$657,267
Total Common Stocks		$206,669,637
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
Entertainment - 0.0%
Netflix, Inc.-June 2012 @ 97.50	139	$556

Put Options Purchased - 0.5%
Entertainment - 0.5%
Netflix, Inc.-Jan 2013 @ 95	262	$965,470

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	6,694,934	$6,694,934
Total Investments		$214,330,597
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Computer Software - Systems - 0.0%
Apple, Inc.-June 2012 @ 605	(24)	$(9,600)

Network & Telecom - 0.0%
Finisar Corp.-June 2012 @ 16	(295)	$(11,800)
Total Call Options Written		$(21,400)

Put Options Written - (0.1)%
Computer Software - Systems - (0.1)%
Dell, Inc.-June 2012 @ 14	(1,111)	$(182,204)

Internet - 0.0%
Facebook, Inc. A-June 2012 @ 23	(184)	$(2,760)

Network & Telecom - 0.0%
Finisar Corp.-June 2012 @ 12	(282)	$(8,460)
Total Put Options Written		$(193,424)
Issuer	Shares/Par
Securities Sold Short - (2.7)%
Business Services - (0.6)%
Computer Sciences Corp.	(45,300)	$(1,206,792)

Computer Software - (1.4)%
Adobe Systems, Inc. (a)	(50,200)	$(1,558,710)
Intuit, Inc.	(23,400)	(1,315,782)

		$(2,874,492)
Computer Software - Systems - (0.7)%
Dell, Inc. (a)	(115,800)	$(1,427,814)
Total Securities Sold Short		$(5,509,098)

Other Assets, Less Liabilities - 0.2%		343,121
Net Assets - 100.0%		$208,949,796

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At May 31, 2012, the fund had liquid securities with an aggregate value of $7,835,493 to cover any commitments for securities sold short and/or certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

4

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$207,635,663	$—	$—	$207,635,663
Mutual Funds	6,694,934	—	—	6,694,934
Total Investments	$214,330,597	$—	$—	$214,330,597
Short Sales	$(5,509,098)	$—	$—	$(5,509,098)

Other Financial Instruments
Written Options	$(214,824)	$—	$—	$(214,824)

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$204,876,430
Gross unrealized appreciation	$22,570,208
Gross unrealized depreciation	(13,116,041)
Net unrealized appreciation (depreciation)	$9,454,167

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,174,975	77,343,837	(71,823,878)	6,694,934

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,718	$6,694,934

5

MFS® Value Fund

QUARTERLY REPORT

May 31, 2012

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.6%
Aerospace - 8.4%
Honeywell International, Inc.	5,881,820	$327,382,101
Huntington Ingalls Industries, Inc. (a)	575,503	21,167,000
Lockheed Martin Corp.	7,706,809	638,123,785
Northrop Grumman Corp.	3,482,668	204,606,745
United Technologies Corp.	5,371,465	398,079,271

		$1,589,358,902
Alcoholic Beverages - 1.8%
Diageo PLC	14,516,895	$346,117,125

Automotive - 1.7%
Delphi Automotive PLC (a)	2,570,703	$74,627,508
General Motors Co. (a)	1,639,532	36,397,610
Johnson Controls, Inc.	7,301,412	220,064,558

		$331,089,676
Broadcasting - 4.1%
Omnicom Group, Inc.	4,742,739	$226,133,796
Viacom, Inc., “B”	4,624,838	220,743,518
Walt Disney Co.	7,403,467	338,412,477

		$785,289,791
Brokerage & Asset Managers - 1.9%
BlackRock, Inc.	1,402,967	$239,626,764
Franklin Resources, Inc.	1,103,913	117,886,869

		$357,513,633
Business Services - 3.0%
Accenture PLC, “A”	6,817,315	$389,268,687
Dun & Bradstreet Corp.	1,368,774	92,488,059
Fiserv, Inc. (a)	1,219,222	82,212,139

		$563,968,885
Cable TV - 0.9%
Comcast Corp., “Special A”	5,829,478	$167,422,608

Chemicals - 3.1%
3M Co.	3,814,312	$321,966,076
PPG Industries, Inc.	2,616,435	270,644,036

		$592,610,112
Computer Software - 1.8%
Oracle Corp.	12,607,497	$333,720,446

Computer Software - Systems - 2.3%
Hewlett-Packard Co.	2,149,155	$48,742,835
International Business Machines Corp.	2,022,139	390,070,613

		$438,813,448
Construction - 1.5%
Sherwin-Williams Co.	481,158	$62,377,323
Stanley Black & Decker, Inc.	3,278,409	217,194,596

		$279,571,919

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 0.6%
Procter & Gamble Co.	1,838,580	$114,525,148

Electrical Equipment - 2.6%
Danaher Corp.	4,388,395	$228,064,888
Tyco International Ltd.	5,004,285	266,027,791

		$494,092,679
Electronics - 1.1%
ASML Holding N.V.	829,045	$37,978,551
Intel Corp.	6,991,840	180,669,146

		$218,647,697
Energy - Independent - 2.8%
Apache Corp.	1,572,604	$127,978,514
EOG Resources, Inc.	1,007,087	100,003,739
Occidental Petroleum Corp.	3,717,305	294,670,767

		$522,653,020
Energy - Integrated - 3.8%
Chevron Corp.	4,107,675	$403,825,529
Exxon Mobil Corp.	3,908,192	307,301,137
Hess Corp.	277,338	12,119,671

		$723,246,337
Engineering - Construction - 0.1%
Fluor Corp.	555,579	$26,045,544

Food & Beverages - 5.3%
General Mills, Inc.	7,916,672	$303,050,204
Groupe Danone	2,404,199	154,258,243
J.M. Smucker Co.	935,049	71,587,351
Kellogg Co.	1,746,494	85,193,977
Nestle S.A.	3,983,578	226,268,920
PepsiCo, Inc.	2,321,774	157,532,366

		$997,891,061
Food & Drug Stores - 1.6%
CVS Caremark Corp.	3,988,159	$179,227,865
Walgreen Co.	4,095,939	125,008,058

		$304,235,923
General Merchandise - 1.9%
Kohl’s Corp.	1,319,722	$60,469,662
Target Corp.	5,178,688	299,897,822

		$360,367,484
Insurance - 6.7%
ACE Ltd.	2,176,179	$157,403,027
Aon PLC	4,007,296	186,339,264
Chubb Corp.	2,165,739	156,084,810
MetLife, Inc.	10,708,351	312,790,933
Prudential Financial, Inc.	4,659,231	216,421,280
Travelers Cos., Inc.	3,958,498	247,366,540

		$1,276,405,854
Leisure & Toys - 0.9%
Hasbro, Inc.	4,852,662	$171,881,288

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 0.7%
Eaton Corp.	3,113,530	$132,823,190

Major Banks - 10.4%
Bank of America Corp.	5,683,053	$41,770,440
Bank of New York Mellon Corp.	14,157,087	288,238,291
Goldman Sachs Group, Inc.	4,236,293	405,413,240
JPMorgan Chase & Co.	16,688,270	553,216,151
PNC Financial Services Group, Inc.	2,506,055	153,921,898
State Street Corp.	3,843,050	158,372,091
Wells Fargo & Co.	11,488,169	368,195,816

		$1,969,127,927
Medical & Health Technology & Services - 0.6%
Quest Diagnostics, Inc.	1,865,926	$106,171,189

Medical Equipment - 3.4%
Becton, Dickinson & Co.	1,544,869	$112,976,270
Medtronic, Inc.	5,605,150	206,493,726
St. Jude Medical, Inc.	4,454,068	171,125,293
Thermo Fisher Scientific, Inc.	3,183,463	160,701,212

		$651,296,501
Network & Telecom - 0.6%
Cisco Systems, Inc.	6,552,294	$106,998,961

Oil Services - 0.2%
Transocean, Inc.	1,089,792	$44,496,207

Other Banks & Diversified Financials - 1.6%
MasterCard, Inc., “A”	222,964	$90,637,096
SunTrust Banks, Inc.	1,273,723	29,193,731
Western Union Co.	10,863,828	178,166,779

		$297,997,606
Pharmaceuticals - 8.9%
Abbott Laboratories	5,395,523	$333,389,366
Johnson & Johnson	8,017,475	500,530,964
Merck & Co., Inc.	4,677,079	175,764,629
Pfizer, Inc.	27,188,255	594,607,137
Roche Holding AG	609,442	95,565,255

		$1,699,857,351
Printing & Publishing - 0.5%
Moody’s Corp.	2,366,139	$86,577,026

Railroad & Shipping - 0.7%
Canadian National Railway Co.	1,518,861	$124,455,470

Specialty Chemicals - 0.9%
Air Products & Chemicals, Inc.	2,232,880	$176,486,835

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	909,694	$66,353,080
Staples, Inc.	6,295,801	82,726,825

		$149,079,905

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 1.6%
Vodafone Group PLC	117,117,314	$313,715,633

Telephone Services - 2.1%
AT&T, Inc.	11,858,308	$405,198,384

Tobacco - 5.4%
Altria Group, Inc.	4,805,405	$154,685,987
Lorillard, Inc.	992,801	122,710,204
Philip Morris International, Inc.	8,908,572	752,863,420

		$1,030,259,611
Trucking - 0.9%
United Parcel Service, Inc., “B”	2,160,749	$161,926,530

Utilities - Electric Power - 1.4%
PG&E Corp.	3,336,944	$145,824,453
PPL Corp.	2,320,719	63,518,079
Public Service Enterprise Group, Inc.	1,664,345	51,910,921

		$261,253,453
Total Common Stocks		$18,713,190,359

Convertible Preferred Stocks - 0.1%
Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	426,576	$22,762,095

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	170,486,002	$170,486,002
Total Investments		$18,906,438,456

Other Assets, Less Liabilities - 0.4%		81,167,411
Net Assets - 100.0%		$18,987,605,867

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,437,593,258	$—	$—	$17,437,593,258
United Kingdom	346,117,125	313,715,633	—	659,832,758
Switzerland	—	321,834,174	—	321,834,174
France	154,258,243	—	—	154,258,243
Canada	124,455,470	—	—	124,455,470
Netherlands	37,978,551	—	—	37,978,551
Mutual Funds	170,486,002	—	—	170,486,002
Total Investments	$18,270,888,649	$635,549,807	$—	$18,906,438,456

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $635,549,807 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$17,203,606,401
Gross unrealized appreciation	$2,532,634,723
Gross unrealized depreciation	(829,802,668)
Net unrealized appreciation (depreciation)	$1,702,832,055

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	153,932,560	1,770,151,434	(1,753,597,992)	170,486,002

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$138,118	$170,486,002

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.